UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07972
Delaware Group Adviser Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class A : DPDFX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$33	0.67%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5526953)
TSSR-DPDFX-0626

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class C : DPCFX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70	1.42%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5526953)
TSSR-DPCFX-0626
Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class R : DPRFX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$46	0.92%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5526953)
TSSR-DPRFX-0626

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Institutional Class : DPFFX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$21	0.42%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5526953)
TSSR-DPFFX-0626

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class R6 : DPZRX
Semiannual shareholder report | April 30, 2026
This semiannual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.33%
^	Annualized.
Fund statistics (as of April 30, 2026)
Fund net assets	$2,298,859,668
Total number of portfolio holdings*	753
Total advisory fees paid (during reporting period)	$3,051,309
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of April 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.92%
Agency Mortgage-Backed Securities	26.33%
Non-Agency Commercial Mortgage-Backed Securities	9.06%
US Treasury Obligations	5.91%
Non-Agency Collateralized Mortgage Obligations	4.22%
Non-Agency Asset-Backed Securities	4.19%
Collateralized Loan Obligations	3.18%
Sovereign Bonds	1.72%
Loan Agreements	1.35%
Government Agency Obligations	1.28%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5526953)
TSSR-DPZRX-0626

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Financial statements and other information
For the six months ended April 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Diversified Income Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,237	$ 2,295
Series 2002-T19 A1 6.50% 7/25/42	28,379	29,618
Series 2004-T1 1A2 6.50% 1/25/44	5,570	5,695
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	5,782	5,802
Series 2003-W1 2A 5.04% 12/25/42 •	4,085	4,078
Series 2004-W11 1A2 6.50% 5/25/44	75,184	77,028
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	25,445	19,724
Series 2017-40 GZ 3.50% 5/25/47	1,652,023	1,492,897
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	10,317	10,380
Series 4676 KZ 2.50% 7/15/45	1,389,868	1,194,644
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,208	10,718
Series T-58 2A 6.50% 9/25/43 ♦	115,249	117,227
GNMA
Series 2013-113 LY 3.00% 5/20/43	888,755	825,286
Series 2013-182 CZ 2.50% 12/20/43	937,853	841,272
Total Agency Collateralized Mortgage Obligations (cost $4,878,146)		4,636,664

Agency Commercial Mortgage-Backed Securities — 0.76%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	8,075,000	7,260,117
Series K150 A2 3.71% 9/25/32 ♦, •	4,020,000	3,854,052
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,808,404
Series X3FX A2FX 3.00% 6/25/27 ♦	3,609,963	3,578,643

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $17,141,433)		17,501,216

Agency Mortgage-Backed Securities — 26.33%
Fannie Mae 2.50% 11/1/27	29,477	29,140
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,524,263	2,316,893
2.50% 7/1/36	8,663,298	8,154,937

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 8/1/36	1,236,762	$ 1,165,733
Fannie Mae S.F. 30 yr
2.00% 6/1/50	8,871,209	7,181,733
2.00% 11/1/50	7,557,939	6,169,268
2.00% 12/1/50	2,121,006	1,729,748
2.00% 1/1/51	2,077,754	1,702,358
2.00% 2/1/51	5,574,155	4,557,882
2.00% 3/1/51	6,708,149	5,409,868
2.00% 4/1/51	63,340,700	51,050,305
2.00% 7/1/51	2,854,587	2,305,758
2.00% 8/1/51	2,892,122	2,356,362
2.00% 9/1/51	15,923,419	12,827,083
2.00% 1/1/52	7,126,990	5,823,175
2.50% 8/1/50	9,487,463	8,133,825
2.50% 3/1/51	10,870,050	9,192,462
2.50% 6/1/51	7,531,322	6,470,729
2.50% 8/1/51	13,880,601	11,882,233
2.50% 12/1/51	3,806,209	3,203,249
2.50% 2/1/52	23,105,583	19,425,452
2.50% 3/1/52	16,315,917	13,747,108
3.00% 4/1/47	3,811,355	3,412,467
3.00% 7/1/51	7,825,074	6,954,930
3.00% 8/1/51	8,165,453	7,230,754
3.00% 6/1/52	8,378,607	7,429,818
3.00% 7/1/52	2,613,416	2,293,122
3.50% 7/1/47	10,266,572	9,648,300
4.00% 10/1/48	4,736,439	4,532,874
4.00% 8/1/51	4,363,542	4,200,350
4.00% 9/1/52	5,855,826	5,510,628
5.00% 7/1/47	170,511	172,591
5.00% 1/1/51	4,828,295	4,837,024
5.00% 8/1/53	15,584,189	15,428,812
5.00% 3/1/56	4,718,744	4,651,406
5.50% 11/1/52	3,446,768	3,513,687
5.50% 9/1/55	14,431,101	14,510,174
6.00% 9/1/55	34,167,328	34,882,847
6.50% 3/1/55	14,663,763	15,205,708
7.50% 5/1/31	1,522	1,540
Freddie Mac S.F. 15 yr
2.00% 8/1/36	15,217,938	13,966,459
2.00% 1/1/37	9,618,207	8,846,463

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
3.00% 3/1/35	7,049,571	$ 6,770,616
Freddie Mac S.F. 30 yr
2.50% 10/1/51	13,706,998	11,731,348
3.00% 5/1/51	10,461,508	9,356,713
3.00% 8/1/52	3,885,893	3,445,375
3.50% 2/1/49	20,062,671	18,345,533
3.50% 4/1/52	5,000,454	4,580,340
4.00% 9/1/52	12,045,264	11,337,281
4.50% 10/1/52	19,202,644	18,553,433
5.00% 9/1/34	119	118
5.50% 9/1/52	5,270,298	5,384,030
5.50% 9/1/53	11,165,987	11,337,383
6.50% 8/1/54	4,473,305	4,638,629
GNMA I S.F. 30 yr
3.00% 3/15/45	635,047	569,222
3.00% 3/15/50	776,957	692,117
4.00% 1/15/41	121,283	116,258
4.00% 10/15/41	74,222	71,010
4.50% 6/15/40	86,446	85,498
5.00% 12/15/35	42,166	42,228
5.50% 10/15/42	3,515,690	3,657,785
GNMA II
3.25% 11/20/35	228,307	217,818
4.00% 8/20/31	108,768	107,742
4.00% 6/20/36	231,906	223,977
GNMA II S.F. 30 yr
2.00% 10/20/50	31,208,022	25,732,340
2.50% 7/20/51	32,273,432	27,657,957
3.00% 4/20/52	23,272,144	20,743,514
3.50% 9/20/55	15,844,534	14,333,866
4.00% 12/20/40	124,366	118,033
4.00% 12/20/44	92,346	88,978
4.00% 4/20/55	10,222,752	9,547,300
4.50% 8/20/55	12,411,310	11,979,381
5.00% 9/20/52	2,632,139	2,627,074
5.00% 12/20/54	13,758,321	13,657,586
5.50% 6/20/49	5,976,779	6,123,998
6.00% 3/20/55	9,058,137	9,261,965
Total Agency Mortgage-Backed Securities (cost $625,462,942)		605,201,701

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations — 3.18%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	$ 5,441,362
AIMCO CLO 15 Series 2021-15A D1R 144A 6.43% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,522,279
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.644% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,638,017
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.523% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,591,002
Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,846,321
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,096,421
CIFC Funding Series 2025-1A D1 144A 6.166% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,829,026
Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,832,460
Elmwood CLO 22 Series 2023-1A D1R 144A 6.48% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	1,550,000	1,552,202
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,795,982
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	10,800,000	10,780,884
Magnetite XlV Series 2025-45A D1 144A 6.173% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	1,537,385
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.323% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,195,544
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.63% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,198,662
Oaktree CLO Series 2020-1A D1RR 144A 6.273% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,637,704

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.665% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	$ 5,889,846
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.156% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,834,980
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.217% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,415,935
TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,792,433
Venture 42 CLO Series 2021-42A A1A 144A 5.065% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,069
Wellington Management CLO 4 Series 2025-4A D1 144A 6.225% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,636,508
Zais CLO 16 Series 2020-16A A1R2 144A 4.805% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,841,852
Total Collateralized Loan Obligations (cost $73,475,000)		73,206,874

Convertible Bonds — 0.01%
Sunac China Holdings 0.000% exercise price $6.80, maturity date 6/23/26 ^	726,565	113,344
Sunac China Holdings 0.000% exercise price $3.85, maturity date 6/23/28 ^	536,845	138,238
Total Convertible Bonds (cost $226,897)		251,582

Corporate Bonds — 38.92%
Banking — 12.17%
Access Bank 144A 6.125% 9/21/26 #	540,000	538,427
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ	1,095,000	1,068,762
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	805,000	796,339
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	775,000	780,353
Banco Davivienda 144A 8.125% 7/2/35 #, μ	915,000	943,777

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	840,000	$ 902,647
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	865,000	885,776
Banco Nacional De Mexico 144A 6.697% #, μ	1,480,000	1,480,000
Banco Santander 4.867% 4/15/31	4,400,000	4,380,910
Bancolombia 8.625% 12/24/34 μ	940,000	1,004,851
Bangkok Bank
144A 3.466% 9/23/36 #, μ	770,000	697,974
144A 4.507% 11/26/30 #	870,000	864,903

Bank Hapoalim BM 144A 5.252% 1/14/33 #, ■	885,000	880,330
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	725,000	747,970
Bank Muscat SAOG 4.846% 10/1/30 ■	1,090,000	1,077,152
Bank of America
1.734% 7/22/27 μ	7,680,000	7,634,875
5.489% 4/23/37 μ	2,900,000	2,884,387
5.518% 10/25/35 μ	8,862,000	8,931,819
5.819% 9/15/29 μ	4,514,000	4,645,280
6.204% 11/10/28 μ	9,799,000	10,056,795
6.25% 7/26/30 μ, ψ	5,243,000	5,302,382
6.625% 5/1/30 μ, ψ	2,087,000	2,153,855

Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	2,985,000	2,951,033
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125% 1/8/39 #, μ	480,000	519,987
BPCE 144A 6.347% 1/13/47 #, μ	1,985,000	1,916,941
CBQ Finance 4.625% 9/10/30 ■	1,080,000	1,065,088
Citigroup
4.503% 9/11/31 μ	3,775,000	3,733,672
6.02% 1/24/36 μ	2,496,000	2,563,585
6.75% 2/15/30 μ, ψ	2,176,000	2,190,568
7.00% 8/15/34 μ, ψ	1,898,000	1,972,662
Deutsche Bank
2.552% 1/7/28 μ	4,875,000	4,808,535
4.95% 8/4/31 μ	2,106,000	2,099,794
6.819% 11/20/29 μ	1,900,000	1,994,304
7.146% 7/13/27 μ	2,655,000	2,668,233
Goldman Sachs Group
1.542% 9/10/27 μ	16,810,000	16,638,425
4.369% 10/21/31 μ	3,885,000	3,812,114

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.049% 7/23/30 μ		11,365,000	$ 11,497,689
5.065% 1/21/37 μ		6,060,000	5,926,719
5.094% 4/20/34 μ		2,310,000	2,305,224
5.218% 4/23/31 μ		3,776,000	3,838,144
5.387% 2/2/41 μ		5,315,000	5,175,331
6.484% 10/24/29 μ		11,273,000	11,771,029
HSBC Holdings
6.75% 3/24/31 μ, ψ		1,725,000	1,747,970
7.00% 9/24/35 μ, ψ		1,745,000	1,781,235
Huntington Bancshares
4.623% 1/28/32 μ		1,655,000	1,636,311
5.605% 1/28/41 μ		2,310,000	2,258,134

Industrial Subordinated Trust 2.0 144A 6.55% 4/15/36 #, μ		860,000	874,405
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,980,000	6,903,992
4.622% 4/23/32 μ		4,760,000	4,738,303
4.898% 1/22/37 μ		1,300,000	1,267,746
5.103% 4/22/31 μ		3,182,000	3,242,469
5.148% 4/23/37 μ		5,365,000	5,334,999
5.193% 2/5/37 μ		7,600,000	7,479,394
5.571% 4/22/28 μ		3,245,000	3,281,584
6.10% 7/1/31 μ, ψ		3,480,000	3,480,000
6.254% 10/23/34 μ		5,640,000	6,050,902

Kookmin Bank 144A 2.50% 11/4/30 #		1,050,000	954,344
Metropolitan Bank & Trust 5.375% 3/6/29 ■		655,000	672,601
Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ		1,810,000	1,807,338
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,525,000	4,959,971
4.493% 1/16/32 μ		3,250,000	3,198,627
4.809% 4/16/32 μ		3,430,000	3,422,353
5.192% 4/17/31 μ		701,000	712,161
5.296% 4/10/37 μ		2,890,000	2,873,757
6.296% 10/18/28 μ		4,358,000	4,469,189
6.407% 11/1/29 μ		3,795,000	3,955,573
6.627% 11/1/34 μ		5,517,000	6,012,961

NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	895,309

Schedule of investments
Nomura Diversified Income Fund
		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		1,835,000	$ 1,875,344
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		1,495,000	1,481,948
PNC Financial Services Group
4.899% 5/13/31 μ		1,591,000	1,603,672
5.423% 1/25/41 μ		1,710,000	1,677,757
5.575% 1/29/36 μ		804,000	822,720

Popular 7.25% 3/13/28		2,450,000	2,547,206
Royal Bank of Canada 6.50% 11/24/85 μ		1,695,000	1,671,709
Scotiabank Peru 144A 6.10% 10/1/35 #, μ		920,000	945,300
Shinhan Bank 144A 5.75% 4/15/34 #		720,000	748,952
SNB Funding 6.00% 6/24/35 μ, ■		900,000	904,427
Standard Chartered
144A 6.301% 1/9/29 #, μ		390,000	400,513
144A 7.625% 1/16/32 #, μ, ψ		675,000	713,877

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		645,000	691,621
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	756,339
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,642,170
144A 7.00% 2/10/30 #, μ, ψ		4,185,000	4,281,360

Ueno Bank 144A 6.70% 3/6/31 #		900,000	884,709
US Bancorp
2.491% 11/3/36 μ		9,167,000	7,969,255
6.787% 10/26/27 μ		1,435,000	1,451,777
Wells Fargo & Co.
4.96% 1/23/37 μ		1,798,000	1,752,394
5.15% 4/23/31 μ		234,000	238,081
6.491% 10/23/34 μ		9,559,000	10,361,827

Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		1,115,000	1,104,757
			279,647,984
Basic Industry — 1.55%
Anglo American Capital 144A 5.25% 3/19/36 #		7,745,000	7,623,701
AngloGold Ashanti Holdings 6.50% 4/15/40		645,000	681,056
Celanese US Holdings
6.50% 4/15/30		301,000	308,096
6.75% 4/15/33		2,492,000	2,568,400

Cleveland-Cliffs 144A 7.00% 3/15/32 #		3,708,000	3,710,323
First Quantum Minerals
144A 6.375% 2/15/36 #		750,000	737,770

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 7.25% 2/15/34 #		695,000	$ 715,062
Fortescue Treasury
144A 5.875% 4/15/30 #		1,649,000	1,684,025
144A 6.125% 4/15/32 #		1,640,000	1,696,771

GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ		900,000	892,766
LD Celulose International 144A 7.95% 1/26/32 #		705,000	735,500
Magnera 144A 7.25% 11/15/31 #		1,747,000	1,637,411
Marcobre SAC 144A 5.75% 1/22/36 #		925,000	912,744
Novelis 144A 4.75% 1/30/30 #		3,226,000	3,092,775
Olin 144A 6.625% 4/1/33 #		5,950,000	5,901,788
Sasol Financing USA
144A 8.75% 5/3/29 #		277,000	293,313
144A 8.75% 4/10/33 #		555,000	586,538

Vale Overseas 144A 6.00% 2/25/56 #, μ		1,095,000	1,100,365
Vedanta Resources Finance II 144A 9.125% 10/15/32 #		790,000	822,357
			35,700,761
Brokerage — 1.08%
Apollo Global Management 4.60% 1/15/31		1,800,000	1,782,812
Brookfield Asset Management 4.653% 11/15/30		3,535,000	3,505,009
Brookfield Finance 5.33% 1/15/36		6,585,000	6,480,618
Jefferies Financial Group
2.625% 10/15/31		4,403,000	3,850,813
5.125% 4/28/31		2,270,000	2,238,973
6.20% 4/14/34		1,970,000	2,017,114
6.50% 1/20/43		1,742,000	1,730,941

KKR & Co. 5.10% 8/7/35		1,084,000	1,057,375
TPG Operating Group II 4.875% 5/15/31		2,255,000	2,225,120
			24,888,775
Capital Goods — 1.56%
Boeing
6.259% 5/1/27		4,030,000	4,098,877
6.388% 5/1/31		905,000	966,810
6.858% 5/1/54		9,123,000	10,140,778

Caterpillar Financial Services 4.15% 1/8/31		1,800,000	1,783,676
Embraer Netherlands Finance 5.40% 1/9/38		865,000	841,645
Herc Holdings 144A 7.25% 6/15/33 #		783,000	820,450
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	2,400,000	2,428,055

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Honeywell Aerospace 144A 4.95% 3/16/36 #	4,235,000	$ 4,188,548
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	3,128,000	3,165,145
QXO Building Products 144A 6.75% 4/30/32 #	1,248,000	1,273,803
Resideo Funding 144A 6.50% 7/15/32 #	1,226,000	1,238,807
RTX 4.625% 11/16/48	1,470,000	1,252,412
Standard Industries 144A 3.375% 1/15/31 #	3,996,000	3,629,710
		35,828,716
Communications — 4.96%
AT&T
5.25% 10/30/36	1,405,000	1,388,983
5.55% 11/1/45	1,960,000	1,841,310
6.00% 4/30/56	6,200,000	5,984,634
6.30% 1/15/38	1,868,000	1,975,527

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	670,000	676,643
CCO Holdings
144A 4.25% 1/15/34 #	3,333,000	2,799,155
144A 6.375% 9/1/29 #	4,789,000	4,800,158

Digicel International Finance 144A 8.625% 8/1/32 #	850,000	884,889
HTA Group
144A 6.75% 4/1/31 #	595,000	606,046
144A 7.50% 6/4/29 #	695,000	716,093

IHS Holding 144A 8.25% 11/29/31 #	1,130,000	1,183,007
Meta Platforms
5.25% 5/15/36	2,185,000	2,181,397
5.625% 11/15/55	1,685,000	1,548,250
6.30% 5/15/56	4,620,000	4,636,401

Midcontinent Communications 144A 8.00% 8/15/32 #	3,270,000	3,080,416
Millicom International Cellular 144A 7.375% 4/2/32 #	719,000	744,528
Orange
144A 4.25% 1/13/31 #	2,885,000	2,830,093
144A 4.75% 1/13/33 #	2,850,000	2,814,768
144A 5.00% 1/13/36 #	5,980,000	5,852,375

Prosus 144A 3.061% 7/13/31 #	660,000	603,498
Rogers Communications
5.30% 2/15/34	2,764,000	2,752,275
7.125% 4/15/55 μ	3,034,000	3,131,856

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Sable International Finance 144A 7.125% 10/15/32 #	800,000	$ 798,746
Sirius XM Radio 144A 4.125% 7/1/30 #	4,189,000	3,900,123
Sitios Latinoamerica 144A 6.00% 11/25/29 #	570,000	583,703
SoftBank
144A 4.699% 7/9/30 #	4,520,000	4,496,309
144A 5.332% 7/9/35 #	5,440,000	5,388,471

Sprint Capital 6.875% 11/15/28	4,564,000	4,819,548
Telecom Argentina 144A 9.25% 5/28/33 #	870,000	925,106
Time Warner Cable
6.55% 5/1/37	10,242,000	10,298,653
7.30% 7/1/38	5,980,000	6,257,584
T-Mobile USA
3.75% 4/15/27	5,693,000	5,671,075
5.875% 11/15/55	3,810,000	3,684,575

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	665,000	687,470
Verizon Communications
4.75% 1/15/33	3,185,000	3,143,955
5.00% 1/15/36	3,415,000	3,336,877
5.875% 11/30/55	2,710,000	2,620,829

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,274,199
		113,919,525
Consumer Cyclical — 2.75%
Alibaba Group Holding
2.70% 2/9/41	580,000	428,881
5.25% 5/26/35	465,000	480,832
Amazon.com
4.10% 11/20/30	2,275,000	2,244,416
4.875% 3/13/36	2,045,000	2,015,792
5.80% 3/13/56	2,260,000	2,225,942

Bath & Body Works 6.875% 11/1/35	5,745,000	5,673,290
Caesars Entertainment 144A 6.50% 2/15/32 #	3,211,000	3,122,954
Carnival 144A 4.00% 8/1/28 #	1,683,000	1,644,241
Cencosud 144A 5.75% 4/15/36 #	1,025,000	1,026,281
Cyprium 144A 6.125% 4/15/31 #	5,934,000	5,989,803
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	852,409
Ford Motor Credit 6.532% 3/19/32	3,101,000	3,210,475
Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,250
General Motors Financial
2.35% 2/26/27	6,405,000	6,301,886

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
5.60% 6/18/31	1,139,000	$ 1,171,613

Gildan Activewear 144A 4.70% 10/7/30 #	6,390,000	6,327,028
GLP Capital 5.625% 3/1/36	3,435,000	3,378,524
Hyundai Capital Services 144A 5.25% 1/22/28 #	610,000	617,277
Lowe's 4.25% 3/15/31	2,455,000	2,416,758
Marriott International
4.50% 5/1/33	1,240,000	1,202,231
5.10% 5/1/38	1,725,000	1,655,345

Melco Resorts Finance 144A 7.625% 4/17/32 #	805,000	830,940
Royal Caribbean Cruises 4.75% 5/15/33	3,375,000	3,274,691
Sands China
3.25% 8/8/31	320,000	293,741
4.375% 6/18/30	595,000	582,191
VICI Properties
4.95% 2/15/30	3,776,000	3,777,392
5.625% 4/1/35	1,406,000	1,411,104

Wynn Macau 144A 6.75% 2/15/34 #	1,030,000	1,033,161
		63,192,448
Consumer Non-Cyclical — 3.54%
Abbott Laboratories
4.30% 3/15/33	2,870,000	2,804,535
4.65% 3/15/36	5,845,000	5,678,716
AbbVie
4.125% 3/15/31	4,015,000	3,952,211
4.75% 3/15/36	2,780,000	2,719,461

Amgen 4.85% 2/19/36	2,895,000	2,833,624
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	678,830
Cargill 144A 4.125% 10/23/30 #	2,100,000	2,068,432
CVS Health
5.00% 9/15/32	1,567,000	1,574,448
5.05% 3/25/48	2,369,000	2,045,147
5.45% 9/15/35	2,642,000	2,668,168
DaVita
144A 3.75% 2/15/31 #	1,679,000	1,558,613
144A 4.625% 6/1/30 #	1,508,000	1,460,502
Eli Lilly & Co.
4.55% 10/15/32	2,220,000	2,220,824
4.90% 10/15/35	2,010,000	2,006,613
5.55% 10/15/55	1,845,000	1,815,009

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Eli Lilly & Co.
5.60% 2/12/65	2,985,000	$ 2,896,138

Global Medical Response 144A 7.375% 10/1/32 #	2,033,000	2,120,439
Hasbro 4.65% 3/12/31	1,150,000	1,141,515
HCA 5.45% 9/15/34	4,583,000	4,640,672
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	875,000	812,668
JBS
144A 5.625% 3/10/37 #	3,460,000	3,455,831
6.25% 3/1/56	1,390,000	1,343,020
144A 6.40% 5/10/57 #	3,335,000	3,283,908
Merck & Co.
3.85% 3/15/29	1,575,000	1,562,624
4.15% 3/15/31	4,195,000	4,142,029

MHP Lux 144A 10.50% 7/28/29 #	975,000	1,001,046
New York and Presbyterian Hospital
2.256% 8/1/40	2,379,000	1,644,534
2.606% 8/1/60	1,557,000	851,074
4.063% 8/1/56	127,000	98,044
Novartis Capital
4.40% 3/18/31	2,265,000	2,262,235
4.90% 3/18/36	3,905,000	3,879,464
5.70% 3/18/56	1,595,000	1,598,771

NYU Langone Hospitals 3.38% 7/1/55	1,416,000	954,149
Pfizer
4.20% 11/15/30	1,440,000	1,428,960
4.875% 11/15/35	2,180,000	2,158,904

Philip Morris International 4.875% 4/29/36	2,300,000	2,252,149
Sysco 5.10% 9/23/30	1,839,000	1,862,319
		81,475,626
Electric — 1.89%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	571,895
Adani Renewable Energy RJ 144A 4.625% 10/15/39 #	1,065,900	892,029
American Electric Power 6.05% 3/15/56 μ	2,315,000	2,308,734
Black Hills 4.55% 1/31/31	1,960,000	1,941,485
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	718,100	747,061
Cikarang Listrindo 144A 5.65% 3/12/35 #	970,000	976,480
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	400,000	425,200
Constellation Energy Generation 3.90% 1/8/28	1,475,000	1,463,756

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy
6.20% 2/15/56 μ	1,710,000	$ 1,714,013
Series A 6.875% 2/1/55 μ	3,065,000	3,184,461

Energuate Trust 2.0 144A 6.35% 9/15/35 #	880,000	883,212
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	675,000	656,228
Generadora de Gatun 144A 6.874% 9/30/44 #	970,000	970,000
JSW Hydro Energy 144A 4.125% 5/18/31 #	628,975	592,087
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	1,111,833	1,098,125
NRG Energy 144A 4.734% 10/15/30 #	3,165,000	3,132,869
Pacific Gas and Electric 6.00% 5/1/56	5,698,000	5,431,930
San Diego Gas & Electric 5.20% 3/15/36	1,160,000	1,157,537
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	530,200	541,305
Union Electric
4.80% 3/15/36	1,285,000	1,253,804
5.55% 3/15/56	1,840,000	1,773,717

Vistra 144A 7.00% 12/15/26 #, μ, ψ	4,975,000	5,002,343
Vistra Operations
144A 4.70% 1/31/31 #	1,880,000	1,851,795
144A 5.35% 1/31/36 #	3,225,000	3,152,240
144A 5.55% 4/30/36 #	1,700,000	1,684,282
		43,406,588
Energy — 3.10%
Azule Energy Finance
144A 8.125% 1/23/30 #	790,000	815,551
144A 8.625% 1/22/33 #	700,000	727,082

Cheniere Energy 144A 5.20% 7/30/36 #	1,855,000	1,834,577
Diamondback Energy
5.55% 4/1/35	4,899,000	5,033,904
5.75% 4/18/54	3,220,000	3,091,783

El Paso Natural Gas 8.375% 6/15/32	671,000	793,305
Enbridge
4.90% 6/20/30	1,581,000	1,594,099
5.25% 4/5/27	2,939,000	2,964,401
5.55% 6/20/35	2,472,000	2,526,919
Energy Transfer
6.10% 12/1/28	6,004,000	6,234,274
6.30% 1/15/56	1,640,000	1,621,687
6.50% 2/15/56 μ	4,423,000	4,437,751

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.75% 2/15/56 μ	4,740,000	$ 4,776,266

Enterprise Products Operating 6.706% 6/1/67 •	949,000	941,064
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,220,760	1,093,978
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,129,388
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,688,000	1,669,166
144A 6.25% 4/15/32 #	1,606,000	1,596,498

MV24 Capital 144A 6.748% 6/1/34 #	739,142	744,326
NGL Energy Operating 144A 8.375% 2/15/32 #	2,141,000	2,248,050
ORLEN 144A 6.00% 1/30/35 #	935,000	974,189
Pluspetrol 144A 8.50% 5/30/32 #	825,000	860,457
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	825,000	824,612
Raizen Fuels Finance
144A 6.25% 7/8/32 #	710,000	390,500
144A 6.95% 3/5/54 #	925,000	493,637
Schlumberger
4.80% 5/7/33	805,000	803,619
5.15% 5/7/36	2,305,000	2,305,851

SierraCol Energy Andina 144A 9.00% 11/14/30 #	935,000	948,618
Tecpetrol 144A 7.625% 11/3/30 #	1,015,000	1,041,644
Tennessee Gas Pipeline 8.375% 6/15/32	681,000	793,938
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	845,000	872,318
Valero Energy 5.15% 3/10/36	8,470,000	8,342,842
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,639,000	6,811,873
		71,338,167
Finance Companies — 2.44%
AerCap Ireland Capital DAC 4.75% 1/15/33	2,190,000	2,141,998
Apollo Debt Solutions 6.70% 7/29/31	3,863,000	3,947,828
Ares Capital 5.10% 1/15/31	4,490,000	4,356,926
Aviation Capital Group 144A 4.875% 1/28/33 #	2,590,000	2,508,735
Avolon Holdings Funding
144A 4.85% 4/1/33 #	2,740,000	2,643,523
144A 5.375% 5/30/30 #	754,000	763,863
Blackstone Private Credit Fund
5.05% 9/10/30	1,935,000	1,855,218
5.35% 3/12/31	1,685,000	1,621,364

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Blue Owl Credit Income
5.80% 3/15/30	3,000,000	$ 2,919,817
6.60% 9/15/29	4,843,000	4,859,440

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	6,953,000	6,839,705
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	1,691,000	1,722,283
OneMain Finance 7.125% 9/15/32	5,075,000	5,152,684
PennyMac Financial Services 144A 6.875% 5/15/32 #	5,172,000	5,119,217
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	3,640,000	3,568,461
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	1,919,000	1,895,836
144A 4.85% 3/24/31 #	1,825,000	1,809,394
144A 5.50% 3/24/36 #	880,000	873,150

UWM Holdings 144A 6.25% 3/15/31 #	1,579,000	1,465,394
		56,064,836
Financial Services — 0.15%
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	840,000	797,000
InRetail Shopping Malls 144A 5.65% 10/16/32 #	865,000	857,171
Mobiliare Latam 144A 6.75% 11/10/32 #	850,000	853,362
Muthoot Finance 144A 6.375% 3/2/30 #	985,000	994,498
		3,502,031
Industrials — 0.07%
Bidvest Group UK 144A 6.20% 9/17/32 #	965,000	970,281
Celestial Dynasty 6.375% 8/22/28 ■	650,000	647,324
		1,617,605
Insurance — 0.48%
AIA Group 144A 5.375% 4/5/34 #	560,000	572,997
Athene Holding 6.875% 6/28/55 μ	2,335,000	2,267,235
FWD Group Holdings
144A 5.252% 9/22/30 #	515,000	515,412
144A 5.836% 9/22/35 #	630,000	633,777

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	850,000	876,562
Howden UK Refinance 144A 7.25% 2/15/31 #	6,153,000	6,197,769
		11,063,752

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 0.52%
Extra Space Storage 5.40% 2/1/34	5,352,000	$ 5,401,373
FIBRA Prologis 144A 5.50% 11/26/35 #	880,000	868,934
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	863,781
Simon Property Group 2.65% 2/1/32	4,325,000	3,869,748
Trust 2401 144A 7.70% 1/23/32 #	816,000	888,469
		11,892,305
Technology — 2.00%
Broadcom 4.20% 10/15/30	850,000	839,681
CDW 3.276% 12/1/28	12,071,000	11,607,498
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,875,000	1,970,458
144A 6.15% 1/25/32 #	1,915,000	2,016,098

Iron Mountain 144A 5.25% 7/15/30 #	1,654,000	1,637,777
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	781,812
Leidos
5.00% 3/15/36	5,755,000	5,622,550
5.40% 3/15/32	1,499,000	1,528,639

Marvell Technology 5.30% 4/15/36	2,865,000	2,867,669
Oracle
4.70% 9/27/34	1,065,000	973,106
5.70% 2/4/36	4,260,000	4,093,231
5.875% 9/26/45	6,610,000	5,698,170
6.70% 2/4/56	1,585,000	1,461,909

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	1,920,000	1,868,129
Salesforce 4.90% 9/15/31	1,855,000	1,849,983
TSMC Arizona 2.50% 10/25/31	1,075,000	977,248
TSMC Global 144A 2.25% 4/23/31 #	320,000	289,490
		46,083,448
Transportation — 0.58%
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	825,000	748,231
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	876,688	919,545
Azul Secured Finance 144A 9.875% 2/15/31 #	875,000	779,844
Canadian Pacific Railway 5.50% 3/15/56	2,260,000	2,166,651
FedEx 3.25% 5/15/41	3,360,000	2,530,339
Fedex Freight Holding
144A 4.95% 3/15/33 #	2,570,000	2,525,016
144A 5.25% 3/15/36 #	2,145,000	2,088,910

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

International Container Terminal Services 4.75% 6/17/30 ■	575,000	$ 580,221
Latam Airlines Group 144A 7.875% 4/15/30 #	955,000	975,294
		13,314,051
Utilities — 0.08%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	635,384
Nova Securitisation 144A 6.50% 2/3/36 #	1,200,000	1,162,497
		1,797,881
Total Corporate Bonds (cost $903,370,804)		894,734,499

Government Agency Obligations — 1.28%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	439,871
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	163,891
Airport Authority 144A 4.875% 7/15/30 #	465,000	477,854
AL Jawaher Assets 144A 4.662% 10/29/30 #	1,085,000	1,067,502
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	755,000	801,244
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	659,816	674,992
Comision Federal de Electricidad
144A 3.348% 2/9/31 #	1,185,000	1,077,011
144A 6.045% 1/28/34 #	400,000	395,452
144A 6.50% 1/28/51 #	750,000	740,447
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	312,615
144A 4.25% 7/17/42 #	400,000	328,397
144A 6.33% 1/13/35 #	465,000	493,830

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	985,000	974,310
Ecopetrol 5.875% 11/2/51	900,000	666,861
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	856,789	887,890
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	721,939
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	1,006,901
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	308,652
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	383,271
Israel Electric 144A 5.633% 1/28/38 #, ■	580,000	577,724

	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Kazakhstan Temir Zholy National JSC 144A 5.25% 4/29/36 #	1,610,000	$ 1,575,842
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	650,000	645,278
OCP
144A 3.75% 6/23/31 #	350,000	322,417
144A 5.125% 6/23/51 #	1,455,000	1,167,874
144A 6.10% 4/30/30 #	200,000	204,231
144A 7.368% 4/22/36 #, μ, ψ	550,000	547,119

Pertamina Hulu Energi 144A 5.25% 5/21/30 #	1,000,000	1,011,119
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	870,000	761,263
Petrobras Global Finance 6.25% 1/10/36	1,035,000	1,035,103
Petroleos de Venezuela 9.75% 5/17/35 ‡, ■	670,000	317,413
Petroleos Mexicanos
7.69% 1/23/50	465,000	425,561
10.00% 2/7/33	300,000	351,735
Petronas Capital
144A 2.48% 1/28/32 #	800,000	720,557
144A 4.95% 1/3/31 #	570,000	583,870
QazaqGaz NC JSC
144A 4.375% 9/26/27 #	1,445,000	1,444,292
144A 5.625% 5/8/36 #	1,045,000	1,026,669

QNB Bank 10.75% 11/15/33 μ, ■	690,000	758,877
Saudi Arabian Oil
144A 4.25% 4/16/39 #	433,000	382,602
144A 5.75% 7/17/54 #	815,000	771,775

State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	539,478
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	661,656	542,523
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	805,000	809,135
YPF 144A 9.50% 1/17/31 #	890,000	950,969
Total Government Agency Obligations (cost $29,692,423)		29,396,356

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Municipal Bonds — 0.60%
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue Series C 5.50% 9/1/58 (AG)	700,000	$ 745,479
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,308,000	2,459,451
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	5,450,000	5,462,426
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	4,670,000	5,142,651
Total Municipal Bonds (cost $13,745,836)		13,810,007

Non-Agency Asset-Backed Securities — 4.19%
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	864	837
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,405,000	12,056,180
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,530,000	13,254,096
Domino's Pizza Master Issuer
Series 2019-1A A2 144A 3.668% 10/25/49 #	8,640,000	8,293,867
Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,480,362	10,884,819
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,670,000	4,628,641
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,280,000	4,229,810

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	6,221,468	6,268,436
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	12,080,000	12,214,806
Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	1,400,000	1,397,073
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,230,700
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,600,000	3,632,420
Series 2025-4 D 4.95% 1/15/32	3,200,000	3,184,587

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	8,013,454	8,079,936

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	5,000,000	$ 4,989,535
Total Non-Agency Asset-Backed Securities (cost $96,510,583)		96,345,743

Non-Agency Collateralized Mortgage Obligations — 4.22%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.56% 7/25/43 #, •	1,482,562	1,167,039
Series 2015-1 B1 144A 3.609% 1/25/45 #, •	254,515	250,679
Series 2015-1 B2 144A 3.609% 1/25/45 #, •	143,912	141,553

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	4,300	693
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	6,556	6,344
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	105,526	95,812
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.679% 12/25/30 •	469,897	68,742
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.545% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,909,787
Series 2022-R02 2M2 144A 6.645% (SOFR + 3.00%) 1/25/42 #, •	2,092,175	2,118,218
Series 2024-R04 1M1 144A 4.745% (SOFR + 1.10%) 5/25/44 #, •	1,076,549	1,076,548
Series 2025-R01 1M2 144A 5.145% (SOFR + 1.50%) 1/25/45 #, •	410,000	410,258
Series 2025-R02 1M2 144A 5.245% (SOFR + 1.60%) 2/25/45 #, •	600,000	601,511
Series 2025-R03 2M1 144A 5.245% (SOFR + 1.60%) 3/25/45 #, •	1,819,266	1,822,740
Series 2025-R04 1M2 144A 5.145% (SOFR + 1.50%) 5/25/45 #, •	5,340,000	5,344,571
Series 2025-R05 2M2 144A 5.245% (SOFR + 1.60%) 7/25/45 #, •	2,380,000	2,384,624
Series 2025-R06 1B1 144A 5.495% (SOFR + 1.85%) 9/25/45 #, •	9,114,028	9,097,814
Series 2026-R01 2M2 144A 4.995% (SOFR + 1.35%) 1/25/46 #, •	7,570,000	7,556,401
Series 2026-R02 1M2 144A 5.145% (SOFR + 1.50%) 2/25/46 #, •	3,960,000	3,969,443

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2026-R03 2M2 144A 5.19% (SOFR + 1.55%) 4/25/46 #, •	3,100,000	$ 3,102,886

CSMC Trust Series 2013-7 B4 144A 3.553% 8/25/43 #, •	614,420	485,748
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.295% (SOFR + 1.65%) 1/25/34 #, •	1,642,060	1,646,125
Series 2021-HQA2 M2 144A 5.695% (SOFR + 2.05%) 12/25/33 #, •	9,476,597	9,618,371
Series 2022-DNA1 M2 144A 6.145% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,533,971
Series 2022-DNA2 M2 144A 7.395% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,041,880
Series 2025-DNA2 M2 144A 5.145% (SOFR + 1.50%) 5/25/45 #, •	2,075,000	2,076,197
Series 2025-DNA3 M2 144A 5.145% (SOFR + 1.50%) 9/25/45 #, •	2,340,000	2,345,650
Series 2025-DNA4 M2 144A 5.195% (SOFR + 1.55%) 10/25/45 #, •	6,000,000	6,015,168
Series 2026-DNA2 B1 144A 5.745% (SOFR + 2.10%) 3/25/46 #, •	7,140,000	7,185,340
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	401,422	362,534
Series 2016-SC02 1A 3.00% 10/25/46	142,898	123,266
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.34% 6/25/29 #, •	546,605	536,306
Series 2014-2 B2 144A 3.34% 6/25/29 #, •	216,947	212,666
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	905,773	843,257
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	659,393	612,124
Series 2016-4 B1 144A 3.767% 10/25/46 #, •	686,201	649,057
Series 2016-4 B2 144A 3.767% 10/25/46 #, •	1,184,350	1,116,390
Series 2017-1 B3 144A 3.445% 1/25/47 #, •	2,291,860	2,067,270
Series 2021-13 B1 144A 3.133% 4/25/52 #, •	4,459,759	3,798,894
JPMorgan Trust
Series 2015-1 B2 144A 5.012% 12/25/44 #, •	570,853	570,300
Series 2015-5 B2 144A 5.213% 5/25/45 #, •	21,547	21,527
Series 2015-6 B1 144A 3.509% 10/25/45 #, •	489,943	475,209
Series 2015-6 B2 144A 3.509% 10/25/45 #, •	452,345	438,353

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	316,323	$ 307,307
Radnor Re Series 2024-1 M1B 144A 6.545% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	320,209	321,252
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	199,578	193,343
Series 2015-1 B2 144A 3.931% 1/25/45 #, •	394,175	384,019
Series 2015-2 B2 144A 3.758% 5/25/45 #, •	117,449	113,433
Series 2017-5 B1 144A 3.782% 8/25/47 #, •	161,554	152,987

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.945% (SOFR + 1.30%) 2/25/46 #, •	3,050,000	3,044,535
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	0
Series 1998-2 C 6.75% 5/2/30 •	1,464	0
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,500,172
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	23,655	23,568
Total Non-Agency Collateralized Mortgage Obligations (cost $98,975,431)		96,941,882

Non-Agency Commercial Mortgage-Backed Securities — 9.06%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	5,255,000	5,277,991
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,560,000	6,491,396
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,896,737
Series 2019-BN20 A3 3.011% 9/15/62	6,085,000	5,756,978
Series 2019-BN23 A3 2.92% 12/15/52	8,340,000	7,857,606
Series 2020-BN29 A4 1.997% 11/15/53	5,255,000	4,639,337
Series 2022-BNK39 B 3.346% 2/15/55 •	3,195,000	2,798,749
Series 2022-BNK39 C 3.377% 2/15/55 •	2,092,000	1,781,717
Series 2022-BNK40 B 3.502% 3/15/64 •	4,430,000	3,867,457

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	29,590
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	9,805,000	8,864,218
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,662,500
Series 2021-B25 A5 2.577% 4/15/54	4,865,000	4,372,090

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	4,730,000	$ 4,216,550
Series 2022-B32 B 3.202% 1/15/55 •	4,385,000	3,664,338
Series 2022-B32 C 3.57% 1/15/55 •	5,350,000	4,050,532
Series 2022-B33 B 3.734% 3/15/55 •	2,250,000	1,945,881
Series 2022-B33 C 3.734% 3/15/55 •	2,250,000	1,779,540
Series 2022-B34 A5 3.786% 4/15/55 •	5,950,000	5,510,716
Series 2022-B35 A5 4.59% 5/15/55 •	11,975,000	11,597,182
Series 2022-B36 A5 4.47% 7/15/55 •	2,150,000	2,079,498

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.155% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	8,150,000	8,155,094
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,281,340
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,865,000	7,669,275
Series 2019-CF2 A5 2.874% 11/15/52	5,710,000	5,391,257
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	3,011,388
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,165,114	4,150,830
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,826,966
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,288,281

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	9,750,000	9,700,064
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	233,919	233,585
FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	80,000	78,553
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.439% 11/5/34 #, •	1,000,000	422,075
Series 2017-GS5 A4 3.674% 3/10/50	6,820,000	6,765,207
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,456,372
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	116,157
Series 2019-GC39 A4 3.567% 5/10/52	7,116,000	6,837,324
Series 2019-GC42 A4 3.001% 9/10/52	5,295,000	5,008,191

Hudson Yards Mortgage Trust Series 2025-SPRL A 144A 5.649% 1/13/40 #, •	6,500,000	6,653,762
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	6,000,000	6,057,317

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	$ 1,492,498
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	285,937
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	269,506	262,100
Series 2015-JP1 A5 3.914% 1/15/49	348,215	344,069
Series 2016-JP2 AS 3.056% 8/15/49	180,000	177,189

LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.746% 2/10/43 #, •	1,000,000	987,546
LEX Trust Series 2026-450 A 144A 5.005% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	11,000,000	10,986,250
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	8,875,000	8,834,180
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,382,682
Series 2019-L3 A4 3.127% 11/15/52	3,890,000	3,692,341

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	5,546,409	5,526,711
Total Non-Agency Commercial Mortgage-Backed Securities (cost $218,870,483)		208,215,144

Loan Agreements — 1.35%
Brokerage — 0.05%
Jefferies Finance 6.418% (SOFR01M + 2.75%) 10/21/31 •	1,280,276	1,273,075
		1,273,075
Capital Goods — 0.29%
Standard Industries 5.402% (SOFR01M + 1.75%) 9/22/28 •	1,532,152	1,536,347
White Cap Supply Holdings Tranche C 6.918% (SOFR01M + 3.25%) 10/19/29 •	5,125,125	5,111,779
		6,648,126
Communications — 0.35%
Charter Communications Operating
Tranche B-4 5.692% (SOFR03M + 2.00%) 12/7/30 •	2,834,750	2,835,475
Tranche B5 5.942% (SOFR03M + 2.25%) 12/15/31 •	1,895,012	1,896,519

Schedule of investments
Nomura Diversified Income Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Communications (continued)

Midcontinent Communications 6.152% (SOFR01M + 2.50%) 8/16/31 •		2,955,000	$ 2,955,000
Virgin Media Bristol Tranche Y 6.967% (SOFR06M + 3.28%) 3/31/31 •		417,000	391,459
			8,078,453
Electric — 0.12%
Lightning Power Tranche B 5.902% (SOFR01M + 2.25%) 8/18/31 •		2,784,662	2,799,237
			2,799,237
Finance Companies — 0.06%
Azorra Soar TLB Finance 6.174% (SOFR03M + 2.50%) 10/18/29 •		1,300,118	1,308,243
			1,308,243
Financial Services — 0.38%
Ardonagh Group Finco Tranche B 6.370% - 6.450% (SOFR03M + 2.75%) 2/15/31 •		6,236,962	6,176,810
Dragon Buyer 6.45% (SOFR03M + 2.75%) 9/30/31 •		2,595,289	2,488,233
			8,665,043
Technology — 0.10%
Icon Parent I 6.437% (SOFR03M + 2.75%) 11/13/31 •		2,338,250	2,273,583
			2,273,583
Total Loan Agreements (cost $31,218,919)			31,045,760

Sovereign Bonds — 1.72%Δ
Albania — 0.03%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	300,000	352,149
144A 4.75% 2/14/35 #	EUR	300,000	350,201
			702,350
Angola — 0.01%
Angolan Government International Bond 9.125% 11/26/49 ■		303,000	290,044
			290,044

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Argentina — 0.08%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~	1,149,409	$ 991,423
1.00% 7/9/29	56,896	50,837
3.50% 7/9/41 ~	353,393	244,371
4.125% 7/9/35 ~	756,000	565,110
		1,851,741
Armenia — 0.02%
Republic of Armenia International Bond 3.60% 2/2/31 ■	450,000	414,389
		414,389
Azerbaijan — 0.03%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	566,871
		566,871
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	206,036
		206,036
Bermuda — 0.05%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	232,322
144A 5.00% 7/15/32 #	900,000	906,480
		1,138,802
Brazil — 0.09%
Brazilian Government International Bonds
4.75% 1/14/50	420,000	312,270
6.625% 3/15/35	500,000	518,025
7.25% 1/12/56	1,122,000	1,130,583
		1,960,878
Chile — 0.02%
Chile Government International Bond 2.55% 1/27/32	440,000	393,360
		393,360

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia — 0.05%
Colombia Government International Bonds
6.50% 1/21/33	320,000	$ 319,360
7.50% 2/2/34	745,000	781,133
		1,100,493
Congo (Democratic Republic) — 0.01%
DRC International Bond 144A 9.50% 4/16/37 #	282,000	288,462
		288,462
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	289,170
		289,170
Dominican Republic — 0.11%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,369,736
144A 5.75% 3/17/34 #	1,150,000	1,123,780
		2,493,516
Ecuador — 0.11%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	810,000	828,225
144A 9.25% 1/29/39 #	1,735,000	1,800,062
		2,628,287
Egypt — 0.04%
Egypt Government International Bond 144A 8.70% 3/1/49 #	1,080,000	1,003,261
		1,003,261
Ghana — 0.03%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	117,098	114,947
144A 5.00% 7/3/35 #, ~	653,444	601,348
		716,295
Guatemala — 0.03%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	585,837
		585,837

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	$ 517,644
			517,644
Hungary — 0.04%
Hungary Government International Bond 144A 6.75% 9/25/52 #		496,000	535,183
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■		425,000	439,537
			974,720
Ivory Coast — 0.07%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		1,111,000	1,087,872
144A 8.075% 4/1/36 #		427,000	454,538
			1,542,410
Jordan — 0.02%
Jordan Government International Bond 144A 5.75% 11/12/32 #		400,000	389,976
			389,976
Kenya — 0.02%
Republic of Kenya Government International Bond 9.50% 3/5/36 ■		400,000	401,503
			401,503
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		992,000	252,168
			252,168
Mexico — 0.04%
Mexico Government International Bonds
5.375% 3/22/33		250,000	246,013
6.125% 2/9/38		700,000	691,320
			937,333
Montenegro — 0.02%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	342,624
			342,624

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.01%
Morocco Government International Bond 4.00% 12/15/50 ■	300,000	$ 214,471
		214,471
Nigeria — 0.09%
Nigeria Government International Bonds
7.143% 2/23/30 ■	500,000	517,569
7.375% 9/28/33 ■	351,000	359,919
144A 7.875% 2/16/32 #	703,000	741,882
8.631% 1/13/36 ■	384,000	421,315
		2,040,685
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■	363,000	413,991
		413,991
Panama — 0.07%
Panama Government International Bonds
3.298% 1/19/33	500,000	448,300
5.662% 2/23/38	550,000	554,400
6.40% 2/14/35	426,000	455,820
6.853% 3/28/54	200,000	216,150
		1,674,670
Paraguay — 0.04%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #	827,000	749,510
5.40% 3/30/50 ■	250,000	226,575
		976,085
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30	841,000	787,765
		787,765
Poland — 0.06%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #	400,000	416,442
Republic of Poland Government International Bonds
4.875% 2/12/30	500,000	510,951
5.50% 4/4/53	462,000	431,919
		1,359,312

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Republic of North Macedonia — 0.03%
North Macedonia Government International Bond 144A 3.875% 1/21/30 #	EUR	686,000	$ 790,461
			790,461
Romania — 0.06%
Romanian Government International Bonds
144A 5.75% 7/4/36 #		632,000	596,169
144A 6.00% 9/24/44 #	EUR	235,000	257,139
7.125% 1/17/33 ■		402,000	426,807
			1,280,115
Serbia — 0.05%
Serbia International Bond 144A 6.00% 6/12/34 #		1,095,000	1,125,641
			1,125,641
South Africa — 0.06%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,211,000	979,841
5.75% 9/30/49		595,000	481,066
			1,460,907
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	796,211
			796,211
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		78,210	74,565
144A 3.35% 3/15/33 #, ~		153,408	137,258
144A 3.60% 6/15/35 #, ~		103,586	79,989
144A 3.60% 5/15/36 #, ~		71,891	67,878
144A 3.60% 2/15/38 #, ~		143,843	135,824
144A 4.00% 4/15/28 #		73,088	69,816
			565,330
Türkiye — 0.13%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		460,000	466,318
Turkiye Government International Bonds
6.95% 9/16/35		500,000	492,614
7.125% 2/12/32		475,000	484,802
7.625% 4/26/29		620,000	649,391

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Türkiye (continued)
Turkiye Government International Bonds
9.125% 7/13/30	360,000	$ 398,625
Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	400,000	409,033
		2,900,783
Ukraine — 0.03%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	28,991	18,417
144A 0.00% 2/1/34 #, ~	108,336	51,494
144A 0.00% 2/1/35 #, ~	91,551	46,779
144A 0.00% 2/1/36 #, ~	76,293	39,016
144A 4.00% 2/1/32 #, ~	340,000	261,076
144A 4.50% 2/1/34 #, ~	238,830	146,798
144A 4.50% 2/1/35 #, ~	185,756	112,461
144A 4.50% 2/1/36 #, ~	106,147	63,112
		739,153
Venezuela — 0.02%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	340,675
		340,675
Total Sovereign Bonds (cost $37,915,296)		39,454,425

Supranational Banks — 0.15%
Africa Finance 144A 5.55% 10/8/29 #	845,000	857,368
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,113,388
Corp Andina de Fomento
5.00% 1/24/29	400,000	408,946
5.00% 1/22/30	200,000	204,868
144A 6.75% 6/17/30 #, μ, ψ	910,000	940,712
Total Supranational Banks (cost $3,469,389)		3,525,282

US Treasury Obligations — 5.91%
US Treasury Bonds
4.625% 5/15/54	1,000	942
5.00% 5/15/45	2,000	2,009

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.875% 4/30/31	26,160,000	$ 25,985,259
4.125% 2/15/36	112,290,000	109,930,158
Total US Treasury Obligations (cost $138,273,710)		135,918,368
	Number of shares
Common Stocks — 0.11%♣
Financials — 0.03%
MNSN Holdings =, †	9,217	562,237
		562,237
Industrials — 0.08%
Grupo Aeromexico †	1,261,708	1,924,866
		1,924,866
Total Common Stocks (cost $1,033,645)		2,487,103

Preferred Stock — 0.20%♣
Financials — 0.20%
SVB Financial Trust 11/7/29 †	10,507	4,623,080
Total Preferred Stock (cost $4,712,793)		4,623,080

Short-Term Investments — 0.85%
Money Market Mutual Funds — 0.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	4,850,000	4,850,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	4,850,000	4,850,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	4,850,000	4,850,000

Schedule of investments
Nomura Diversified Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	4,850,000	$ 4,850,000
Total Short-Term Investments (cost $19,400,000)		19,400,000
Total Value of Securities—99.04% (cost $2,318,373,730)		2,276,695,686

Receivables and Other Assets Net of Liabilities—0.96%		22,163,982
Net Assets Applicable to 299,374,054 Shares Outstanding—100.00%		$2,298,859,668
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $611,508,699, which represents 26.60% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
‡	Security is currently in default.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2026.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2026:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(2,777,743)	USD	3,200,524	5/22/26	$—	$(63,041)
TD	AUD	(33,370,000)	USD	23,578,334	5/12/26	—	(441,095)
TD	AUD	33,250,000	USD	(23,484,372)	5/12/26	448,682	—
TD	EUR	(8,838,560)	USD	10,480,082	5/12/26	100,767	—
TD	EUR	632,943	USD	(732,241)	5/22/26	11,403	—
Total Forward Foreign Currency Exchange Contracts						$560,852	$(504,136)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
455	$94,241,875	$95,061,294	6/30/26	$—	$(819,419)	$78,203
US Treasury 5 yr Notes
1,683	181,487,887	184,092,124	6/30/26	—	(2,604,237)	289,274
US Treasury 10 yr Notes
179	19,796,282	20,207,860	6/18/26	—	(411,578)	41,952
US Treasury Long Bonds
2,187	246,789,281	255,845,101	6/18/26	—	(9,055,820)	341,719
US Treasury Ultra Bonds
667	76,725,843	79,937,195	6/18/26	—	(3,211,352)	—
		635,143,574		—	(16,102,406)	751,148

Schedule of investments
Nomura Diversified Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
US Treasury 10 yr Ultra Notes
(3,547)	$(400,312,221)	$(407,301,432)	6/18/26	$6,989,211	$—	$240,018
Total Futures Contracts		$227,842,142		$6,989,211	$(16,102,406)	$991,166
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	$(12,299)	$1,188	$(13,487)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above and on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AD – Akcionarsko Drustvo
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Nomura Diversified Income Fund
Summary of abbreviations: (continued)
SOFR06M – Secured Overnight Financing Rate 6 Month
TAS – Turk Anonim Sirketi
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Diversified Income Fund	April 30, 2026 (Unaudited)
Assets:
Investments, at value*	$2,276,695,686
Foreign currencies, at valueΔ	577,403
Cash	8,795,442
Cash collateral due from brokers	9,556,490
Receivable for securities sold	35,200,377
Dividends and interest receivable	15,576,623
Receivable for fund shares sold	2,783,098
Variation margin due from broker on futures contracts	991,166
Unrealized appreciation on forward foreign currency exchange contracts	560,852
Prepaid expenses	143,067
Due from brokers	94,902
Upfront payments paid on over-the-counter credit default swap contracts	1,188
Other assets	34,757
Total Assets	2,351,011,051
Liabilities:
Payable for securities purchased	45,003,367
Payable for fund shares redeemed	4,718,854
Other accrued expenses	997,348
Unrealized depreciation on forward foreign currency exchange contracts	504,136
Investment management fees payable to affiliates	494,674
Distribution payable	215,083
Distribution fees payable to affiliates	116,944
Cash collateral due to brokers	60,000
Dividend disbursing and transfer agent fees and expenses payable to affiliates	14,129
Unrealized depreciation on over-the-counter credit default swap contracts	13,487
Accounting and administration expenses payable to affiliates	9,465
Legal fees payable to affiliates	3,896
Total Liabilities	52,151,383
Total Net Assets	$2,298,859,668

Net Assets Consist of:
Paid-in capital	$2,970,494,343
Total distributable earnings (loss)	(671,634,675)
Total Net Assets	$2,298,859,668

Statement of assets and liabilities
Nomura Diversified Income Fund

Net Asset Value

Class A:
Net assets	$459,892,996
Shares of beneficial interest outstanding, unlimited authorization, no par	59,932,428
Net asset value per share	$7.67
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.03

Class C:
Net assets	$19,542,066
Shares of beneficial interest outstanding, unlimited authorization, no par	2,546,934
Net asset value per share	$7.67

Class R:
Net assets	$11,682,425
Shares of beneficial interest outstanding, unlimited authorization, no par	1,523,365
Net asset value per share	$7.67

Institutional Class:
Net assets	$1,660,316,597
Shares of beneficial interest outstanding, unlimited authorization, no par	216,181,595
Net asset value per share	$7.68

Class R6:
Net assets	$147,425,584
Shares of beneficial interest outstanding, unlimited authorization, no par	19,189,732
Net asset value per share	$7.68
*Investments, at cost	$2,318,373,730
ΔForeign currencies, at cost	571,358
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Diversified Income Fund	Six months ended April 30, 2026 (Unaudited)
Investment Income:
Interest	$55,047,687
Dividends	1,111,914
56,159,601

Expenses:
Management fees	5,647,326
Distribution expenses — Class A	598,041
Distribution expenses — Class C	111,599
Distribution expenses — Class R	28,980
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,245,464
Accounting and administration expenses	144,716
Reports and statements to shareholders expenses	96,448
Trustees’ fees	81,142
Legal fees	77,771
Registration fees	41,681
Custodian fees	23,717
Audit and tax fees	23,151
Other	89,185
8,209,221
Less expenses waived	(2,596,017)
Less expenses paid indirectly	(24,062)
Total operating expenses	5,589,142
Net Investment Income (Loss)	50,570,459

Statement of operations
Nomura Diversified Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(5,992,757)
Foreign currencies	54,775
Forward foreign currency exchange contracts	57,245
Futures contracts	4,186,822
Swap contracts	593,451
Net realized gain (loss)	(1,100,464)

Net change in unrealized appreciation (depreciation) on:
Investments	(20,541,349)
Foreign currencies	31,805
Forward foreign currency exchange contracts	(150,882)
Futures contracts	(12,279,396)
Swap contracts	(33,938)
Net change in unrealized appreciation (depreciation)	(32,973,760)
Net Realized and Unrealized Gain (Loss)	(34,074,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,496,235
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Diversified Income Fund
	Six months ended 4/30/26 (Unaudited)	Year ended 10/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$50,570,459	$116,006,098
Net realized gain (loss)	(1,100,464)	(74,264,034) [1]
Net increase from payment by affiliates	—	197,658 [2]
Net change in unrealized appreciation (depreciation)	(32,973,760)	126,759,324
Net increase (decrease) in net assets resulting from operations	16,496,235	168,699,046

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,637,305)	(21,723,633)
Class C	(414,276)	(966,608)
Class R	(242,599)	(483,832)
Institutional Class	(39,290,798)	(84,122,753)
Class R6	(3,743,479)	(9,937,455)
	(54,328,457)	(117,234,281)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	28,927,539	47,264,428
Class C	836,550	2,028,716
Class R	925,905	2,349,761
Institutional Class	183,483,678	329,171,353
Class R6	20,595,395	32,888,668

Statements of changes in net assets
Nomura Diversified Income Fund
	Six months ended 4/30/26 (Unaudited)	Year ended 10/31/25

Capital Share Transactions (See Note 4) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$10,246,559	$20,935,609
Class C	410,428	955,189
Class R	241,901	480,900
Institutional Class	38,389,741	82,290,214
Class R6	3,509,702	9,169,036
	287,567,398	527,533,874
Cost of shares redeemed:
Class A	(72,362,921)	(138,566,223)
Class C	(5,846,809)	(12,313,822)
Class R	(866,923)	(4,689,244)
Institutional Class	(270,504,713)	(844,883,453)
Class R6	(41,263,350)	(149,755,810)
	(390,844,716)	(1,150,208,552)
Decrease in net assets derived from capital share transactions	(103,277,318)	(622,674,678)
Net Decrease in Net Assets	(141,109,540)	(571,209,913)

Net Assets:
Beginning of period	2,439,969,208	3,011,179,121
End of period	$2,298,859,668	$2,439,969,208
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.80	$7.64	$7.08	$7.30	$9.17	$9.23

0.16	0.32	0.30	0.29	0.21	0.19
(0.12)	0.16	0.55	(0.21)	(1.77)	(0.02)
—	—[3]	0.01[4]	—	—	—
0.04	0.48	0.86	0.08	(1.56)	0.17

(0.17)	(0.32)	(0.30)	(0.30)	(0.25)	(0.23)
—	—	—	—	(0.06)	—[5]
—	—	—	— [5]	— [5]	—
(0.17)	(0.32)	(0.30)	(0.30)	(0.31)	(0.23)
—	—	—[4,6]	—	—	—
$7.67	$7.80	$7.64	$7.08	$7.30	$9.17
0.52%	6.42%[3]	12.25%[8]	0.93%	(17.34%)	1.90%

$459,893	$500,793	$560,850	$461,253	$511,883	$716,494
0.67%	0.67%	0.70%[10]	0.70%	0.70%	0.69%
0.89%	0.89%	0.87%[10]	0.87%	0.89%	0.86%
4.12%	4.12%	4.01%	3.88%	2.57%	2.04%
3.90%	3.90%	3.84%	3.71%	2.38%	1.87%
69%	102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.80	$7.63	$7.08	$7.30	$9.17	$9.22

0.13	0.26	0.25	0.24	0.15	0.12
(0.12)	0.17	0.53	(0.22)	(1.77)	(0.01)
—	—[3]	0.01[4]	—	—	—
0.01	0.43	0.79	0.02	(1.62)	0.11

(0.14)	(0.26)	(0.24)	(0.24)	(0.19)	(0.16)
—	—	—	—	(0.06)	—[5]
—	—	—	— [5]	— [5]	—
(0.14)	(0.26)	(0.24)	(0.24)	(0.25)	(0.16)
—	—	—[4,6]	—	—	—
$7.67	$7.80	$7.63	$7.08	$7.30	$9.17
0.15%	5.77%[3]	11.26%[8]	0.17%	(17.96%)	1.25%

$19,542	$24,493	$33,333	$35,260	$46,151	$79,733
1.42%	1.42%	1.45%[10]	1.45%	1.45%	1.44%
1.64%	1.64%	1.62%[10]	1.62%	1.64%	1.61%
3.37%	3.36%	3.26%	3.13%	1.82%	1.29%
3.15%	3.14%	3.09%	2.96%	1.63%	1.12%
69%	102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.79	$7.63	$7.07	$7.30	$9.17	$9.22

0.15	0.30	0.29	0.27	0.19	0.17
(0.11)	0.16	0.54	(0.22)	(1.77)	(0.01)
—	—[3]	0.01[4]	—	—	—
0.04	0.46	0.84	0.05	(1.58)	0.16

(0.16)	(0.30)	(0.28)	(0.28)	(0.23)	(0.21)
—	—	—	—	(0.06)	—[5]
—	—	—	— [5]	— [5]	—
(0.16)	(0.30)	(0.28)	(0.28)	(0.29)	(0.21)
—	—	—[4,6]	—	—	—
$7.67	$7.79	$7.63	$7.07	$7.30	$9.17
0.52%	6.16%[3]	11.98%[8]	0.54%	(17.55%)	1.76%

$11,682	$11,569	$13,182	$12,448	$15,253	$21,563
0.92%	0.92%	0.95%[10]	0.95%	0.95%	0.94%
1.14%	1.14%	1.12%[10]	1.12%	1.14%	1.11%
3.87%	3.87%	3.76%	3.63%	2.32%	1.79%
3.65%	3.65%	3.59%	3.46%	2.13%	1.62%
69%	102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.80	$7.64	$7.08	$7.30	$9.18	$9.23

0.17	0.33	0.32	0.31	0.23	0.21
(0.11)	0.17	0.55	(0.21)	(1.78)	(0.01)
—	—[3]	0.01[4]	—	—	—
0.06	0.50	0.88	0.10	(1.55)	0.20

(0.18)	(0.34)	(0.32)	(0.32)	(0.27)	(0.25)
—	—	—	—	(0.06)	—[5]
—	—	—	— [5]	— [5]	—
(0.18)	(0.34)	(0.32)	(0.32)	(0.33)	(0.25)
—	—	—[4,6]	—	—	—
$7.68	$7.80	$7.64	$7.08	$7.30	$9.18
0.77%	6.69%[3]	12.53%[8]	1.18%	(17.22%)	2.27%

$1,660,317	$1,735,977	$2,132,802	$1,991,742	$1,981,547	$3,129,804
0.42%	0.42%	0.45%[10]	0.45%	0.45%	0.44%
0.64%	0.64%	0.62%[10]	0.62%	0.64%	0.61%
4.37%	4.37%	4.26%	4.13%	2.82%	2.29%
4.15%	4.15%	4.09%	3.96%	2.63%	2.12%
69%	102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[9]
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	See Note 2 in “Notes to financial statements.”
[5]	Amount is less than $(0.005) per share.
[6]	Amount is less than $0.005 per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/26[1] (Unaudited)	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.81	$7.64	$7.08	$7.30	$9.18	$9.23

0.17	0.34	0.33	0.32	0.24	0.22
(0.12)	0.18	0.55	(0.21)	(1.78)	(0.01)
—	—[3]	0.01[4]	—	—	—
0.05	0.52	0.89	0.11	(1.54)	0.21

(0.18)	(0.35)	(0.33)	(0.33)	(0.28)	(0.26)
—	—	—	—	(0.06)	—[5]
—	—	—	—[5]	—[5]	—
(0.18)	(0.35)	(0.33)	(0.33)	(0.34)	(0.26)
—	—	—[4,6]	—	—	—
$7.68	$7.81	$7.64	$7.08	$7.30	$9.18
0.69%	6.91%[3]	12.63%[8]	1.27%	(17.15%)	2.35%

$147,426	$167,137	$271,012	$175,309	$152,413	$231,735
0.33%	0.33%	0.36%[10]	0.36%	0.36%	0.36%
0.55%	0.55%	0.53%[10]	0.53%	0.55%	0.53%
4.46%	4.45%	4.35%	4.22%	2.91%	2.37%
4.24%	4.23%	4.18%	4.05%	2.72%	2.20%
69%	102%	106%	107%	106%	198%

Notes to financial statements
Nomura Diversified Income Fund	April 30, 2026 (Unaudited)
Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one series: Nomura Diversified Income Fund (formerly, Macquarie Diversified Income Fund through November 30, 2025) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets.The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or

Notes to financial statements
Nomura Diversified Income Fund
1. Significant Accounting Policies (continued)
expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2026, and for all open tax years (years ended October 31, 2022–October 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended April 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced (TBA) Trades — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA trades were outstanding at April 30, 2026.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.”

For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Inflation-Indexed Bonds — Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the “Statement of operations,” even though investors do not receive their principal until maturity.

Notes to financial statements
Nomura Diversified Income Fund
1. Significant Accounting Policies (continued)
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. The Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker

(CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of April 30, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2026, the Fund earned $23,431 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2026, the Fund earned $631 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on the next $5.5 billion, and 0.40% on average daily net assets in excess of $8 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 23, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Diversified Income Fund went effective.

Notes to financial statements
Nomura Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.42% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from November 1, 2025 through February 26, 2027 and 0.32% of the Fund’s Class R6 shares’ average daily net assets from February 27, 2026 through February 26, 2027. Prior to February 27, 2026, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.33% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from November 1, 2025 (except as noted) through February 26, 2027, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.67%	1.42%	0.92%	0.42%	0.32%*
*	Effective February 27, 2026. Prior to February 27, 2026 the amount for Class R6 shares was 0.33%.
Prior to the Closing Date, DMC sought investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a "Prior Affiliated Sub-Advisor" and together, the "Prior Affiliated Sub-Advisors"). DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor’s specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, paid Prior Affiliated Sub-Advisors a portion of its investment management fee. As of the Closing Date, Prior Affiliated Sub-Advisors no longer serve as a sub-advisor to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2026, the Fund paid $56,789 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended April 30, 2026, the Fund paid $84,399 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2026, the Fund paid $21,764 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended April 30, 2026, DDLP earned $11,256 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2026, DDLP received gross CDSC commissions of $216 and $158 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Nomura Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended October 31, 2025, DMC reimbursed the Fund $197,658 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the six months ended April 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$666,909,290
Purchases of US government securities	916,987,619
Sales other than US government securities	666,725,658
Sales of US government securities	1,032,904,680
At April 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$2,315,952,821
Aggregate unrealized appreciation of investments and derivatives	$28,029,759
Aggregate unrealized depreciation of investments and derivatives	(76,356,860)
Net unrealized depreciation of investments and derivatives	$(48,327,101)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 187,694,448	$429,592,707	$ 617,287,155 *
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of April 30, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,636,664	$—	$4,636,664
Agency Commercial Mortgage-Backed Securities	—	17,501,216	—[1]	17,501,216

Notes to financial statements
Nomura Diversified Income Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$605,201,701	$—	$605,201,701
Collateralized Loan Obligations	—	73,206,874	—	73,206,874
Common Stocks
Financials	—	—	562,237	562,237
Industrials	1,924,866	—	—	1,924,866
Convertible Bonds	—	251,582	—	251,582
Corporate Bonds	—	894,734,499	—	894,734,499
Government Agency Obligations	—	29,396,356	—	29,396,356
Loan Agreements	—	31,045,760	—	31,045,760
Municipal Bonds	—	13,810,007	—	13,810,007
Non-Agency Asset-Backed Securities	—	96,345,743	—	96,345,743
Non-Agency Collateralized Mortgage Obligations	—	96,941,882	—	96,941,882
Non-Agency Commercial Mortgage-Backed Securities	—	208,215,144	—	208,215,144
Preferred Stock	—	4,623,080	—	4,623,080
Sovereign Bonds	—	39,454,425	—	39,454,425
Supranational Banks	—	3,525,282	—	3,525,282
US Treasury Obligations	—	135,918,368	—	135,918,368
Short-Term Investments	19,400,000	—	—	19,400,000
Total Value of Securities	$21,324,866	$2,254,808,583	$562,237	$2,276,695,686

Derivatives[2]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$560,852	$—	$560,852
Futures Contracts	6,989,211	—	—	6,989,211

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(504,136)	$—	$(504,136)
Futures Contracts	(16,102,406)	—	—	(16,102,406)
Over-The-Counter Credit Default Swap Contracts	—	(13,487)	—	(13,487)

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

[2]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended April 30, 2026, there were no transfers into Level 3 investments. During the six months ended April 30, 2026, the Fund had transfers out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	4/30/26	10/31/25
Shares sold:
Class A	3,728,030	6,176,989
Class C	107,602	265,204
Class R	119,424	307,720
Institutional Class	23,627,924	43,056,697
Class R6	2,648,803	4,318,484

Shares issued upon reinvestment of dividends and distributions:
Class A	1,321,455	2,730,394
Class C	52,926	124,625
Class R	31,207	62,762
Institutional Class	4,945,942	10,724,409
Class R6	452,176	1,195,368
	37,035,489	68,962,652

Notes to financial statements
Nomura Diversified Income Fund
4. Capital Shares (continued)
	Six months ended	Year ended
	4/30/26	10/31/25

Shares redeemed:
Class A	(9,336,265)	(18,140,416)
Class C	(754,882)	(1,614,496)
Class R	(111,796)	(613,591)
Institutional Class	(34,821,298)	(110,440,168)
Class R6	(5,320,860)	(19,558,548)
	(50,345,101)	(150,367,219)
Net decrease	(13,309,612)	(81,404,567)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended April 30, 2026 and the year ended October 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
4/30/26	1,305	1,935	1,327	1,938	1,304	1,331	$35,517
Year ended
10/31/25	72,074	11,230	36,885	11,053	78,200	30,865	917,631
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of April 30, 2026, or at any time during the period then ended.

6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At April 30, 2026, the Fund posted $60,000 and received $60,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers,” respectively, on the “Statement of assets and liabilities.'' Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended April 30, 2026, the Fund entered into forward foreign currency exchange contracts to gain exposure to currency.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the

Notes to financial statements
Nomura Diversified Income Fund
6. Derivatives (continued)
value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2026, the Fund posted $9,496,490 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended April 30, 2026, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended April 30, 2026, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts.

Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended April 30, 2026, the Fund had no outstanding CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended April 30, 2026, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Fair values of derivative instruments as of April 30, 2026 were as follows:
	Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$560,852	$—	$560,852
Variation margin due from broker on futures contracts*	—	6,989,211	6,989,211
Total	$560,852	$6,989,211	$7,550,063
	Liability Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(504,136)	$—	$—	$(504,136)
Variation margin due from broker on futures contracts*	—	(16,102,406)	—	(16,102,406)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(13,487)	(13,487)
Total	$(504,136)	$(16,102,406)	$(13,487)	$(16,620,029)

Notes to financial statements
Nomura Diversified Income Fund
6. Derivatives (continued)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2026. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended
April 30, 2026 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$57,245	$—	$—	$57,245
Interest rate contracts	—	4,186,822	—	4,186,822
Credit contracts	—	—	593,451	593,451
Total	$57,245	$4,186,822	$593,451	$4,837,518
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(150,882)	$—	$—	$(150,882)
Interest rate contracts	—	(12,279,396)	—	(12,279,396)
Credit contracts	—	—	(33,938)	(33,938)
Total	$(150,882)	$(12,279,396)	$(33,938)	$(12,464,216)
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$24,405,948	$3,709,849
Futures contracts (average notional amount)	579,835,869	298,701,323
CDS contracts (average notional amount)*	7,091,656	20,596,992
*Long represents buying protection and short represents selling protection.
7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At April 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(76,528)	$(76,528)
TD Bank	560,852	(441,095)	119,757
Total	$560,852	$(517,623)	$43,229
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(76,528)	$—	$—	$—	$60,000	$(16,528)
TD Bank	119,757	—	(60,000)	—	—	59,757
Total	$43,229	$—	$(60,000)	$—	$60,000	$43,229
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the

Notes to financial statements
Nomura Diversified Income Fund
8. Securities Lending (continued)
following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Notes to financial statements
Nomura Diversified Income Fund
9. Credit and Market Risks (continued)
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans.

Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or

Notes to financial statements
Nomura Diversified Income Fund
9. Credit and Market Risks (continued)
market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2026.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities,” if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Management has determined that no other material events or transactions occurred subsequent to April 30, 2026, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust”and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5526953)
SA-189-0626
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	June 29, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	June 29, 2026